Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Payroll and welfare payables	47,583	62,548	8,569
Other taxes payables	7,702	38,770	5,311
Payables for service fees	15,829	22,760	3,118
Product warranty liabilities (a)	2,833	9,953	1,364
Government subsidy	5,000	5,000	685
Consideration payable to an equity method investment (Note 10)	1,750	3,500	479
Payables for acquisition of property and equipment	710	1,329	182
Accrued interests	569	719	99
Provision for litigation settlement (b)	5,976	—	—
Others	6,197	5,617	770

	94,149	150,196	20,577

Summary of Reconciliation of Changes in Product Warranty Liability
(a)	A reconciliation of the changes in the Group’s product warranty liability is as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	4,758	3,780	3,886	533
Accruals during the year	880	2,410	12,232	1,676
Claims during the year	(661)	(594)	(124)	(17)
Reversal during the year	(1,197)	(1,710)	(1,502)	(206)

Balance at the ending of the year	3,780	3,886	14,492	1,986
Less: Non-current portion of warranty	(474)	(1,053)	(4,539)	(622)

Current portion of warranty	3,306	2,833	9,953	1,364